Financial risk management	6 Months Ended
Dec. 31, 2020
Financial risk management
Financial risk management

28         Financial risk management

28.1      Financial risk factors

The Group’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk, and cash flow and fair value interest rate risk), credit risk, and liquidity risk.

The interim consolidated financial statements do not include all financial risk management information and disclosures required in the annual financial statements, they should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended 30 June 2020, as filed with the Securities and Exchange Commission on 23 October 2020, in the Company’s Annual Report on Form 20-F.

There have been no changes in risk management since the previous financial year end or in any risk management policies except as described below.

Cash flow risk

Foreign exchange gains or losses arising on re-translation of our unhedged US dollar borrowings are recognized in the statement of profit or loss immediately and are subject to UK Corporation tax. From time to time, we may use foreign currency options to manage the unfavourable impact foreign exchange volatility may have on our cash flows.

28.2      Hedging activities

The Group uses derivative financial instruments to hedge certain exposures, and has designated certain derivatives as hedges of cash flows (cash flow hedge).

The Group hedges the foreign exchange risk on contracted future US dollar revenues whenever possible using the Group’s US dollar net borrowings as the hedging instrument. The foreign exchange gains or losses arising on re-translation of the Group’s US dollar net borrowings used in the hedge are initially recognized in other comprehensive income, rather than being recognized in the statement of profit or loss immediately. Amounts previously recognized in other comprehensive income and accumulated in the hedging reserve are subsequently reclassified into the statement of profit or loss in the same accounting period, and within the same statement of profit or loss line (i.e. commercial revenue), as the underlying future US dollar revenues, which given the varying lengths of the commercial revenue contracts will be between January 2021 to June 2025. The foreign exchange gains or losses arising on re-translation of the Group’s unhedged US dollar borrowings are recognized in the statement of profit or loss immediately (within net finance costs). The table below details the net borrowings being hedged at the balance sheet date:

	31 December	30 June	31 December
	2020	2020	2019
	$’000	$’000	$’000
USD borrowings	650,000	650,000	650,000
Hedged USD cash	(2,434)	(3,025)	(58,892)
Net USD debt	647,566	646,975	591,108
Hedged future USD revenues (1)	(63,720)	(177,524)	(199,137)
Unhedged USD borrowings	583,846	469,451	391,971
Closing USD exchange rate ($: £)	1.3655	1.2374	1.3200
(1)

The hedged future revenues as at 30 June 2020 and 31 December 2019 include a forecast transaction to which hedge accounting was applied, which no longer meets the hedge accounting criteria due to a change in denomination of the contract currency.

The Group hedges its cash flow interest rate risk where considered appropriate using interest rate swaps. Such interest rate swaps have the economic effect of converting borrowings from floating rates to fixed rates. The effective portion of changes in the fair value of the interest rate swap is initially recognized in other comprehensive income, rather than being recognized in the statement of profit or loss immediately. Amounts previously recognized in other comprehensive income and accumulated in the hedging reserve are subsequently reclassified into the statement of profit or loss in the same accounting period, and within the same statement of profit or loss line (i.e. net finance costs), as the underlying interest payments, which given the term of the swap will be between January 2021 to June 2024. The following table details the interest rate swaps at the reporting date that are used to hedge borrowings:

	31 December	30 June	31 December
	2020	2020	2019
Principal value of loan outstanding ($’000)	150,000	150,000	150,000
Rate received	1 month $ LIBOR	1 month $ LIBOR	1 month $ LIBOR
Rate paid	Fixed 2.032%	Fixed 2.032%	Fixed 2.032%
Expiry date	30 June 2024	30 June 2024	30 June 2024

As of 31 December 2020 the fair value of the above interest rate swap was a liability of £7,121,000 (30 June 2020: liability of £9,136,000; 31 December 2019:  liability of £2,317,000).

The Group also seeks to hedge the majority of the foreign exchange risk on revenue arising as a result of participation in UEFA club competitions, either by using contracted future foreign exchange expenses (including player transfer fee commitments) or by placing forward foreign exchange contracts, at the point at which it becomes reasonably certain that it will receive the revenue. The Group also seeks to hedge the foreign exchange risk on other contracted future foreign exchange expenses using available foreign exchange cash balances and forward foreign exchange contracts.